FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	SFr 5,792	SFr 11,188
Transfers out, assets	(7,340)	(9,541)
Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	0
Transfers out, assets	0
Purchases, assets	49
Sales, assets	(49)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	1
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	1	0
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	158	77
Transfers in, assets	0	0
Transfers out, assets	0	(41)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	279	259
Settlements, assets	(270)	(141)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	1	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	6	4
Balance at end of period, assets	174	158
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0	0
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	100	4
Sales, assets	(33)	(4)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	3	0
Balance at end of period, assets	70	0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	14,531	16,503
Transfers in, assets	4,226	5,807
Transfers out, assets	(3,861)	(4,304)
Purchases, assets	8,128	8,213
Sales, assets	(9,215)	(8,244)
Issuances, assets	1,484	1,493
Settlements, assets	(3,286)	(4,167)
Gain (loss) on transfers in/out included in trading revenues, assets	(32)	(60)
Gain (loss) on all other activity included in trading revenues, assets	291	(355)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(12)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	511	(355)
Balance at end of period, assets	12,765	14,531
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,563	4,461
Transfers in, assets	1,574	1,591
Transfers out, assets	(1,487)	(1,465)
Purchases, assets	3,753	2,942
Sales, assets	(4,514)	(2,958)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(30)
Gain (loss) on all other activity included in trading revenues, assets	(134)	218
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	10	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	213	(196)
Balance at end of period, assets	3,977	4,563
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,745	1,430
Transfers in, assets	836	823
Transfers out, assets	(677)	(469)
Purchases, assets	2,642	1,273
Sales, assets	(2,945)	(1,373)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	(17)
Gain (loss) on all other activity included in trading revenues, assets	(42)	185
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	8	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	107	(107)
Balance at end of period, assets	1,674	1,745
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	814	612
Transfers in, assets	587	492
Transfers out, assets	(573)	(615)
Purchases, assets	525	1,064
Sales, assets	(668)	(772)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(6)	(6)
Gain (loss) on all other activity included in trading revenues, assets	(91)	29
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	17	10
Balance at end of period, assets	605	814
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	215	257
Transfers in, assets	26	127
Transfers out, assets	(12)	(83)
Purchases, assets	51	207
Sales, assets	(169)	(265)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(2)
Gain (loss) on all other activity included in trading revenues, assets	(45)	(24)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	0	(2)
Balance at end of period, assets	65	215
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,298	1,421
Transfers in, assets	82	72
Transfers out, assets	(166)	(252)
Purchases, assets	488	379
Sales, assets	(578)	(364)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	2	(6)
Gain (loss) on all other activity included in trading revenues, assets	2	51
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	2	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	35	(3)
Balance at end of period, assets	1,165	1,298
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	871	896
Transfers in, assets	111	749
Transfers out, assets	(136)	(702)
Purchases, assets	527	1,185
Sales, assets	(1,057)	(1,010)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(45)	(34)
Gain (loss) on all other activity included in trading revenues, assets	(38)	(210)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	7	(3)
Balance at end of period, assets	240	871
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,831	6,823
Transfers in, assets	1,683	2,310
Transfers out, assets	(1,017)	(1,243)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,484	1,493
Settlements, assets	(2,972)	(3,875)
Gain (loss) on transfers in/out included in trading revenues, assets	7	11
Gain (loss) on all other activity included in trading revenues, assets	173	(545)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(22)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	138	(143)
Balance at end of period, assets	4,305	4,831
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	791	1,803
Transfers in, assets	48	53
Transfers out, assets	(60)	(282)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	130	304
Settlements, assets	(293)	(719)
Gain (loss) on transfers in/out included in trading revenues, assets	0	6
Gain (loss) on all other activity included in trading revenues, assets	117	(341)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	15	(33)
Balance at end of period, assets	748	791
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,568	2,569
Transfers in, assets	961	1,574
Transfers out, assets	(617)	(599)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	543	405
Settlements, assets	(1,710)	(1,776)
Gain (loss) on transfers in/out included in trading revenues, assets	1	(5)
Gain (loss) on all other activity included in trading revenues, assets	(64)	(547)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	6	(53)
Balance at end of period, assets	688	1,568
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	936	1,063
Transfers in, assets	282	530
Transfers out, assets	(328)	(362)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	428	366
Settlements, assets	(473)	(680)
Gain (loss) on transfers in/out included in trading revenues, assets	9	10
Gain (loss) on all other activity included in trading revenues, assets	32	32
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(22)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	50	(23)
Balance at end of period, assets	914	936
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,266	4,323
Transfers in, assets	858	1,157
Transfers out, assets	(1,221)	(894)
Purchases, assets	3,848	4,086
Sales, assets	(3,644)	(4,276)
Issuances, assets	0	0
Settlements, assets	(314)	(292)
Gain (loss) on transfers in/out included in trading revenues, assets	7	(7)
Gain (loss) on all other activity included in trading revenues, assets	290	182
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	153	(13)
Balance at end of period, assets	4,243	4,266
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	148	3
Transfers in, assets	18	8
Transfers out, assets	(38)	(97)
Purchases, assets	95	320
Sales, assets	(121)	(102)
Issuances, assets	0	0
Settlements, assets	(124)	(36)
Gain (loss) on transfers in/out included in trading revenues, assets	(10)	6
Gain (loss) on all other activity included in trading revenues, assets	100	39
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	4	7
Balance at end of period, assets	72	148
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,035	2,383
Transfers in, assets	7	1
Transfers out, assets	(2)	(9)
Purchases, assets	332	255
Sales, assets	(634)	(508)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	64	(20)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	22	(22)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	82	(45)
Balance at end of period, assets	1,906	2,035
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,669	1,834
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	186	201
Sales, assets	(353)	(361)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	33	(1)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	53	(4)
Balance at end of period, assets	1,588	1,669
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	366	549
Transfers in, assets	7	1
Transfers out, assets	(2)	(9)
Purchases, assets	146	54
Sales, assets	(281)	(147)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	31	(19)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	22	(22)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	29	(41)
Balance at end of period, assets	318	366
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,950	9,353
Transfers in, assets	969	1,347
Transfers out, assets	(1,942)	(1,153)
Purchases, assets	524	686
Sales, assets	(1,443)	(1,055)
Issuances, assets	3,574	3,519
Settlements, assets	(4,281)	(3,371)
Gain (loss) on transfers in/out included in trading revenues, assets	(43)	1
Gain (loss) on all other activity included in trading revenues, assets	(11)	(207)
Gain (loss) on transfers in/out included in other revenues, assets	0	(4)
Gain (loss) on all other activity included in other revenues, assets	0	(14)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	288	(152)
Balance at end of period, assets	6,585	8,950
Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,735	5,853
Transfers in, assets	486	985
Transfers out, assets	(583)	(365)
Purchases, assets	97	69
Sales, assets	(1,007)	(687)
Issuances, assets	1,994	2,205
Settlements, assets	(2,987)	(2,072)
Gain (loss) on transfers in/out included in trading revenues, assets	(14)	1
Gain (loss) on all other activity included in trading revenues, assets	(74)	(85)
Gain (loss) on transfers in/out included in other revenues, assets	0	(4)
Gain (loss) on all other activity included in other revenues, assets	0	(14)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	169	(151)
Balance at end of period, assets	3,816	5,735
Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,729	1,494
Transfers in, assets	77	329
Transfers out, assets	(348)	(266)
Purchases, assets	335	296
Sales, assets	(348)	(213)
Issuances, assets	974	811
Settlements, assets	(701)	(639)
Gain (loss) on transfers in/out included in trading revenues, assets	1	0
Gain (loss) on all other activity included in trading revenues, assets	41	(85)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	69	2
Balance at end of period, assets	1,829	1,729
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	112	70
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	16	18
Sales, assets	(1)	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	9
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	6	14
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	5	1
Balance at end of period, assets	138	112
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,087	7,468
Transfers in, assets	572	4,025
Transfers out, assets	(1,497)	(3,937)
Purchases, assets	2,464	4,244
Sales, assets	(6,801)	(3,691)
Issuances, assets	898	784
Settlements, assets	(975)	(1,309)
Gain (loss) on transfers in/out included in trading revenues, assets	(46)	(8)
Gain (loss) on all other activity included in trading revenues, assets	(208)	(208)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(9)	(5)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	194	(276)
Balance at end of period, assets	1,679	7,087
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,768	6,851
Transfers in, assets	355	4,016
Transfers out, assets	(1,251)	(3,841)
Purchases, assets	2,192	4,137
Sales, assets	(6,696)	(3,410)
Issuances, assets	898	784
Settlements, assets	(975)	(1,309)
Gain (loss) on transfers in/out included in trading revenues, assets	(59)	(13)
Gain (loss) on all other activity included in trading revenues, assets	(88)	(178)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(8)	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	180	(266)
Balance at end of period, assets	1,316	6,768
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(182)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	33,021	35,857
Transfers in, assets	5,792	11,188
Transfers out, assets	(7,340)	(9,541)
Purchases, assets	11,708	13,740
Sales, assets	(18,297)	(13,604)
Issuances, assets	6,235	6,055
Settlements, assets	(8,936)	(9,024)
Gain (loss) on transfers in/out included in trading revenues, assets	(131)	(61)
Gain (loss) on all other activity included in trading revenues, assets	238	(742)
Gain (loss) on transfers in/out included in other revenues, assets	0	(4)
Gain (loss) on all other activity included in other revenues, assets	7	(27)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	1,093	(816)
Balance at end of period, assets	23,390	33,021
Bank | Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	0
Transfers out, assets	0
Purchases, assets	49
Sales, assets	(49)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	1
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	1	0
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	158	77
Transfers in, assets	0	0
Transfers out, assets	0	(41)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	279	259
Settlements, assets	(270)	(141)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	1	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	6	4
Balance at end of period, assets	174	158
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0	0
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	100	4
Sales, assets	(33)	(4)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	3	0
Balance at end of period, assets	70	0
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	14,532	16,503
Transfers in, assets	4,226	5,807
Transfers out, assets	(3,861)	(4,304)
Purchases, assets	8,128	8,213
Sales, assets	(9,215)	(8,244)
Issuances, assets	1,484	1,493
Settlements, assets	(3,286)	(4,167)
Gain (loss) on transfers in/out included in trading revenues, assets	(32)	(60)
Gain (loss) on all other activity included in trading revenues, assets	291	(355)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(12)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	510	(354)
Balance at end of period, assets	12,765	14,532
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,564	4,461
Transfers in, assets	1,574	1,591
Transfers out, assets	(1,487)	(1,464)
Purchases, assets	3,753	2,942
Sales, assets	(4,514)	(2,958)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(30)
Gain (loss) on all other activity included in trading revenues, assets	(134)	218
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	10	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	212	(196)
Balance at end of period, assets	3,977	4,564
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,746	1,430
Transfers in, assets	836	823
Transfers out, assets	(677)	(468)
Purchases, assets	2,642	1,273
Sales, assets	(2,945)	(1,373)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	(17)
Gain (loss) on all other activity included in trading revenues, assets	(42)	185
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	8	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	106	(107)
Balance at end of period, assets	1,674	1,746
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	814	612
Transfers in, assets	587	492
Transfers out, assets	(573)	(615)
Purchases, assets	525	1,064
Sales, assets	(668)	(772)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(6)	(6)
Gain (loss) on all other activity included in trading revenues, assets	(91)	29
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	17	10
Balance at end of period, assets	605	814
Bank | Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	215	257
Transfers in, assets	26	127
Transfers out, assets	(12)	(83)
Purchases, assets	51	207
Sales, assets	(169)	(265)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(2)
Gain (loss) on all other activity included in trading revenues, assets	(45)	(24)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	0	(2)
Balance at end of period, assets	65	215
Bank | Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,298	1,421
Transfers in, assets	82	72
Transfers out, assets	(166)	(252)
Purchases, assets	488	379
Sales, assets	(578)	(364)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	2	(6)
Gain (loss) on all other activity included in trading revenues, assets	2	51
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	2	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	35	(3)
Balance at end of period, assets	1,165	1,298
Bank | Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	871	896
Transfers in, assets	111	749
Transfers out, assets	(136)	(702)
Purchases, assets	527	1,185
Sales, assets	(1,057)	(1,010)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(45)	(34)
Gain (loss) on all other activity included in trading revenues, assets	(38)	(210)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	7	(3)
Balance at end of period, assets	240	871
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,831	6,823
Transfers in, assets	1,683	2,310
Transfers out, assets	(1,017)	(1,243)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,484	1,493
Settlements, assets	(2,972)	(3,875)
Gain (loss) on transfers in/out included in trading revenues, assets	7	11
Gain (loss) on all other activity included in trading revenues, assets	173	(545)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(22)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	138	(143)
Balance at end of period, assets	4,305	4,831
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	791	1,803
Transfers in, assets	48	53
Transfers out, assets	(60)	(282)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	130	304
Settlements, assets	(293)	(719)
Gain (loss) on transfers in/out included in trading revenues, assets	0	6
Gain (loss) on all other activity included in trading revenues, assets	117	(341)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	15	(33)
Balance at end of period, assets	748	791
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,568	2,569
Transfers in, assets	961	1,574
Transfers out, assets	(617)	(599)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	543	405
Settlements, assets	(1,710)	(1,776)
Gain (loss) on transfers in/out included in trading revenues, assets	1	(5)
Gain (loss) on all other activity included in trading revenues, assets	(64)	(547)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	6	(53)
Balance at end of period, assets	688	1,568
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	936	1,063
Transfers in, assets	282	530
Transfers out, assets	(328)	(362)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	428	366
Settlements, assets	(473)	(680)
Gain (loss) on transfers in/out included in trading revenues, assets	9	10
Gain (loss) on all other activity included in trading revenues, assets	32	32
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(22)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	50	(23)
Balance at end of period, assets	914	936
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,266	4,323
Transfers in, assets	858	1,157
Transfers out, assets	(1,221)	(895)
Purchases, assets	3,848	4,086
Sales, assets	(3,644)	(4,276)
Issuances, assets	0	0
Settlements, assets	(314)	(292)
Gain (loss) on transfers in/out included in trading revenues, assets	7	(7)
Gain (loss) on all other activity included in trading revenues, assets	290	182
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	153	(12)
Balance at end of period, assets	4,243	4,266
Bank | Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	148	3
Transfers in, assets	18	8
Transfers out, assets	(38)	(97)
Purchases, assets	95	320
Sales, assets	(121)	(102)
Issuances, assets	0	0
Settlements, assets	(124)	(36)
Gain (loss) on transfers in/out included in trading revenues, assets	(10)	6
Gain (loss) on all other activity included in trading revenues, assets	100	39
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	4	7
Balance at end of period, assets	72	148
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,034	2,388
Transfers in, assets	7	1
Transfers out, assets	(2)	(9)
Purchases, assets	309	216
Sales, assets	(611)	(470)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	64	(20)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	22	(28)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	83	(44)
Balance at end of period, assets	1,906	2,034
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,669	1,834
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	186	201
Sales, assets	(353)	(361)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	33	(1)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	53	(4)
Balance at end of period, assets	1,588	1,669
Bank | Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	365	554
Transfers in, assets	7	1
Transfers out, assets	(2)	(9)
Purchases, assets	123	15
Sales, assets	(258)	(109)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	31	(19)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	22	(28)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	30	(40)
Balance at end of period, assets	318	365
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,950	9,353
Transfers in, assets	969	1,347
Transfers out, assets	(1,942)	(1,153)
Purchases, assets	524	686
Sales, assets	(1,443)	(1,055)
Issuances, assets	3,574	3,519
Settlements, assets	(4,281)	(3,371)
Gain (loss) on transfers in/out included in trading revenues, assets	(43)	1
Gain (loss) on all other activity included in trading revenues, assets	(11)	(207)
Gain (loss) on transfers in/out included in other revenues, assets	0	(4)
Gain (loss) on all other activity included in other revenues, assets	0	(14)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	288	(152)
Balance at end of period, assets	6,585	8,950
Bank | Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,735	5,853
Transfers in, assets	486	985
Transfers out, assets	(583)	(365)
Purchases, assets	97	69
Sales, assets	(1,007)	(687)
Issuances, assets	1,994	2,205
Settlements, assets	(2,987)	(2,072)
Gain (loss) on transfers in/out included in trading revenues, assets	(14)	1
Gain (loss) on all other activity included in trading revenues, assets	(74)	(85)
Gain (loss) on transfers in/out included in other revenues, assets	0	(4)
Gain (loss) on all other activity included in other revenues, assets	0	(14)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	169	(151)
Balance at end of period, assets	3,816	5,735
Bank | Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,729	1,494
Transfers in, assets	77	329
Transfers out, assets	(348)	(266)
Purchases, assets	335	296
Sales, assets	(348)	(213)
Issuances, assets	974	811
Settlements, assets	(701)	(639)
Gain (loss) on transfers in/out included in trading revenues, assets	1	0
Gain (loss) on all other activity included in trading revenues, assets	41	(85)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	69	2
Balance at end of period, assets	1,829	1,729
Bank | Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	112	70
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	16	18
Sales, assets	(1)	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	9
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	6	14
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	5	1
Balance at end of period, assets	138	112
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,087	7,468
Transfers in, assets	572	4,025
Transfers out, assets	(1,497)	(3,937)
Purchases, assets	2,464	4,244
Sales, assets	(6,801)	(3,691)
Issuances, assets	898	784
Settlements, assets	(975)	(1,309)
Gain (loss) on transfers in/out included in trading revenues, assets	(46)	(8)
Gain (loss) on all other activity included in trading revenues, assets	(208)	(208)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(9)	(5)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	194	(276)
Balance at end of period, assets	1,679	7,087
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,768	6,851
Transfers in, assets	355	4,016
Transfers out, assets	(1,251)	(3,841)
Purchases, assets	2,192	4,137
Sales, assets	(6,696)	(3,410)
Issuances, assets	898	784
Settlements, assets	(975)	(1,309)
Gain (loss) on transfers in/out included in trading revenues, assets	(59)	(13)
Gain (loss) on all other activity included in trading revenues, assets	(88)	(178)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(8)	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	180	(266)
Balance at end of period, assets	1,316	6,768
Bank | Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(182)
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	33,021	35,862
Transfers in, assets	5,792	11,188
Transfers out, assets	(7,340)	(9,541)
Purchases, assets	11,685	13,701
Sales, assets	(18,274)	(13,566)
Issuances, assets	6,235	6,055
Settlements, assets	(8,936)	(9,024)
Gain (loss) on transfers in/out included in trading revenues, assets	(131)	(61)
Gain (loss) on all other activity included in trading revenues, assets	238	(742)
Gain (loss) on transfers in/out included in other revenues, assets	0	(4)
Gain (loss) on all other activity included in other revenues, assets	7	(33)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	1,093	(814)
Balance at end of period, assets	SFr 23,390	SFr 33,021